Share Capital - Summary of DSU Activity (Details) - DSU	9 Months Ended
Sep. 30, 2026 Equityinstruments $ / shares shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,993,725
Number of stock units, Granted | Equityinstruments	216,720
Number of stock units, Conversion of DSUs to common shares | shares	(55,762)
Number of stock units, Forfeited | Equityinstruments	(30,960)
Number of stock units, end of period | Equityinstruments	2,123,723
Weighted average grant date fair value, beginning of period	$ 2.36
Weighted average grant date fair value, Granted	3.23
Weighted average grant date fair value, Conversion of DSUs to common shares	1.35
Weighted average grant date fair value, Forfeited	3.23
Weighted average grant date fair value, end of period	$ 2.46